Financial debt - Long-term debt - Parenthetical (Details)	12 Months Ended
Dec. 31, 2020
Denominated in pesos, maturing in 2019, at TIIE (1) FIRA (2) rates plus 0.25 percentage points [member]
Disclosure of financial debt [Line Items]
Borrowings, maturity	2019
Denominated in pesos, maturing in 2023, at TIIE (1) FIRA (2) plus 0 percentage points.
Disclosure of financial debt [Line Items]
Borrowings, maturity	2023